Investment properties_Lease payments expected to be received in the future under lease contracts (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	₩ 22,501,000,000	₩ 17,006,000,000
Within a year
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	6,574,000,000	5,454,000,000
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	4,924,000,000	3,702,000,000
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	4,018,000,000	3,009,000,000
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	3,618,000,000	2,619,000,000
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	3,126,000,000	2,222,000,000
After Five years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	₩ 241,000,000	₩ 0